COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2019
Commitments And Contingencies Disclosure [Abstract]
Reconciliation of Undiscounted Cash Flows to Operating Lease Liabilities

The table below reconciles the undiscounted cash flows for each of the first five years and total of the remaining years to the operating lease liabilities recorded on the consolidated balance sheet as of December 31, 2019:

(in US$ thousands)	Operating Leases
Year
2020	$504
2021	92
2022	1
2023	1
2024	1
Total minimum lease payments	599
Less: amount of lease payments representing interest	(7)
Present value of future minimum lease payments	592
Less: current obligation under leases	(498)
Non-current lease obligations	$94
The following table sets forth our future aggregate minimum lease payments required under these operating leases, as of December 31, 2019:
(in US$ thousands)	Amount
2020	$504
2021	92
2022	1
2023	1
2024 and after	1
$599